SUPPLEMENTARY DATA - Summary of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 67,975	$ 32,139	$ 31,883	$ 24,683
ASU 2016-13 Adaption		1,803
Additions/Charged (Credited) to Costs and Expenses	1,002	44,547	16,043	15,633
Deductions	(1,365)	(11,528)	(15,801)	(8,136)
Foreign Exchange	11	1,014	14	(297)
Balance at End of Period	67,623	67,975	32,139	31,883
Deferred tax valuation allowance [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 115,556	169,010	208,520	138,444
Additions/Charged (Credited) to Costs and Expenses		(53,819)	(39,610)	70,653
Foreign Exchange		365	100	(577)
Balance at End of Period		$ 115,556	$ 169,010	$ 208,520